LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases
SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM AND DISCOUNT RATE
	December 31,
	2024	2023	2022
Weighted-average remaining lease term	4.11 years	5.11 years	8.2 years
Weighted-average discount rate	8.6%	8.6%	8.6%

SCHEDULE OF OPERATING LEASE LIABILITIES

The following is a maturity analysis of the annual undiscounted cash flows reconciled to the carrying value of the operating lease liabilities as of December 31, 2024:

Years Ended December 31,
2025	£447,015
2026	447,015
2027	447,015
2028	447,015
Less imputed interest	(288,577)
Total	£1,499,483